SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF INVENTORY

Inventory consisted of the following:

	September 30,	December 31,
	2025	2024
Raw materials	$933,046	$665,450
Work in process	372,820	250,820
Finished goods	3,013,138	2,907,670
Inventory	$4,319,004	$3,823,940
Inventory consisted of the following:
	December 31,
	2024	2023
Raw materials	$665,450	$695,580
Work in process	250,820	585,387
Finished goods	2,907,670	3,568,633
Inventory	$3,823,940	$4,849,600

SCHEDULE OF FINITE-LIVED INTANGIBLE ASSETS ACQUIRED AS PART OF BUSINESS COMBINATION
Customer relationships	3 years
Technology assets	5 years

Customer relationships	3 years

SCHEDULE OF GOODWILL AND INTANGIBLE IMPAIRMENT

The following is a summary of goodwill and intangible impairment recorded pertaining to each entity:

	Year Ended
	December 31,
	2024	2023
Bailey brand name	$1,133,500	$—
Stateside brand name	254,500	—
Total impairment of intangibles	1,388,000	—
Total impairment of goodwill	—	—
Total impairment	$1,388,000	$—

SCHEDULE OF POTENTIALLY DILUTIVE ITEMS OUTSTANDING

	September 30,
	2025	2024
Series A convertible preferred stock	542	542
Series C convertible preferred stock	1,500	1,500
Series D convertible preferred stock	9,192,054	-
Common stock warrants	32,436,481	45,701
Stock options	31	31
Total potentially dilutive shares	41,630,608	47,774

	December 31,
	2024	2023
Series A convertible preferred stock	542	542
Series C convertible preferred stock	1,500	5,340
Common stock warrants	45,701	23,604
Stock options	31	31
Total potentially dilutive shares	47,774	29,571